RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
RELATED PARTIES [Text Block]

20. RELATED PARTIES

Transactions with key management personnel

Compensation

In addition to their salaries, the Corporation also provides non-cash benefits to directors and executive officers. Directors and executive officers participate in the Corporation’s share-based compensation plans (see Note 15).

Key management personnel compensation comprised the following:

In thousands of Canadian dollars	2018	2017
Short-term employee salaries and benefits	$2,382	$2,240
Share-based payments	3,232	3,230
Total compensation	$5,614	$5,470